Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Stock-based compensation

13. STOCK-BASED COMPENSATION

In 2008, we established the SARs Plan under which certain of our executive officers and key employees may be granted stock appreciation rights payable in cash, or in some circumstances, Oncor membership interests. Two types of SARs may be granted under the SARs Plan. Time-based SARs (Time SARs) vest solely based upon continued employment ratably on an annual basis on each of the first five anniversaries of the grant date. Performance-based SARs (Performance SARs) vest based upon both continued employment and the achievement of a predetermined level of Oncor EBITDA over time, generally ratably over five years based upon annual Oncor EBITDA levels, with provisions for vesting if the annual levels are not achieved but cumulative two- or three-year total Oncor EBITDA levels are achieved. Time and Performance SARs may also vest in part or in full upon the occurrence of certain specified liquidity events and are exercisable only upon the occurrence of certain specified liquidity events. Since the exercisability of the Time and Performance SARs is conditioned upon the occurrence of a liquidity event, compensation expense, other than as indicated below with respect to dividends, will not be recorded until it is probable that a liquidity event will occur.

In February 2009, we also established the Oncor Electric Delivery Company LLC Director Stock Appreciation Rights Plan (the Director SARs Plan) under which certain non-employee members of our board of directors and other persons having a relationship with us may be granted SARs payable in cash, or in some circumstances, Oncor units. SARs granted under the Director SARs Plan vest in eight equal quarterly installments over a two-year period and are exercisable only upon the occurrence of certain specified liquidity events. Since the exercisability of these SARs is conditioned upon the occurrence of a liquidity event, expense will not be recorded until it is probable a liquidity event will occur.

Under both SARs plans, dividends that are paid in respect of Oncor membership interests while the SARs are outstanding are credited to the SARs holder's account as if the SARs were units, payable upon the earliest to occur of death, disability, separation from service, unforeseeable emergency, a change in control, or the exercise of the SARs. Prior to September 30, 2011, we had not accrued the liability under the SARs plans related to the declared dividends. We have concluded that the liability related to the declared dividends should be accrued rather than recognized at a future liquidity event. As a result, in the third quarter of 2011, we recorded compensation expense of approximately $6 million relating to dividends since the inception of the SARs Plan ($5 million related to periods prior to January 1, 2011), which management determined was not material. For accounting purposes, the liability is discounted based on an employee's or director's expected retirement date.

SARs under the SARs Plan and the Director SARs Plan are generally payable in cash based on the fair market value of the SAR on the date of exercise. During the year ended December 31, 2011, we granted 227,000 Time SARs and 227,000 Performance SARS under the SARs Plan. At December 31, 2011, vested Time SARs totaled 5.7 million and vested Performance SARs totaled 5.7 million, which includes 1.4 million of Performance SARs eligible to vest in 2009 that did not vest in 2009 or 2010 but vested in 2011 upon our achievement of a three- year cumulative performance target. During the year ended December 31, 2010, we granted 80,000 Time SARs and 80,000 Performance SARS under the SARs Plan. At December 31, 2010, vested Time SARs totaled 4.2 million and vested Performance SARs totaled 2.8 million. No SARs were granted under the SARs Plan during the year ended December 31, 2009. We granted 55,000 SARs under the Director SARs Plan during the year ended December 31, 2009, and all such SARs were vested at December 31, 2010. No SARs were granted under the Director's SARs Plan during the years ended December 31, 2011 and 2010. There were no SARs under either plan eligible for exercise at December 31, 2011.